Employee benefits - Summary of Amount Recognized in the Balance Sheet for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of defined benefit plans [line items]
Non -current liabilities	$ (45.2)	₨ (3,416.4)	₨ (61,101.2)
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	9,626.9	728,421.5	782,664.9
Fair value of plan assets	10,097.8	764,044.2	722,401.0
Net (liability)/Assets	470.9	35,622.7	(60,263.9)
Non- current assets	505.0	38,201.4	0.0
Non -current liabilities	(34.1)	(2,578.7)	(60,263.9)
Net (liability)/Assets	$ 470.9	₨ 35,622.7	₨ (60,263.9)